Income Tax - Schedule of Income Tax Expense (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense [Abstract]
Tax rate	25.00%	25.00%	25.00%